Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Operating segments	10.00%				10.00%
Straight-line method years					5 years
Amortization of intangible assets expense					$ 3,729,313	$ 1,919,480
Amortization of intangible assets expense	$ 1,017,203	$ 1,017,202	$ 677,705	$ 599,730	$ 3,729,313	$ 1,919,480
Allowance for bad debt	$ 54,619		$ 155,592
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting rights	20.00%	20.00%			20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Voting rights	50.00%	50.00%			50.00%